UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-2650

Seligman Cash Management Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 6/30/08

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman
Cash Management Fund, Inc.

Mid-Year Report
June 30, 2008

A Money Market
Mutual Fund Seeking
to Preserve Capital and
to Maximize Liquidity
and Current Income

J. & W. Seligman & Co.
INCORPORATED
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1
Portfolio Overview	2
Understanding and Comparing Your Fund’s Expenses	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Notes to Financial Statements	8
Financial Highlights	15
Board of Directors and Executive Officers	19
Additional Fund Information	20

To The Shareholders

We are pleased to present your mid-year shareholder report for Seligman Cash Management Fund, Inc. This report contains the Fund’s portfolio of investments and financial statements as of June 30, 2008.

On May 16, 2008, Class C and Class D shares of the Fund were renamed Class C2 and Class C shares, respectively. The renamings did not affect individual shareholder account values. Effective at the close of business on May 16, 2008, the Fund does not offer Class C2 and Class D shares.

On July 7, 2008, Ameriprise Financial, Inc. (“Ameriprise”) announced an agreement to acquire J. & W. Seligman & Co. Incorporated (“Seligman”), the Fund’s manager, in a transaction that is likely to close in the fourth quarter of 2008. Consummation of Ameriprise’s acquisition of Seligman will result in Seligman becoming a wholly-owned subsidiary of RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise, and a change of control of Seligman and an assignment and automatic termination of the Fund’s management agreement with Seligman. On July 29, 2008, the Fund’s Board approved a new advisory agreement with RiverSource, and a new administration agreement with Ameriprise. The new advisory agreement will be presented to the shareholders of the Fund for their approval.

Thank you for your continued support of Seligman Cash Management Fund.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 25, 2008

Portfolio Overview

Diversification of Net Assets
June 30, 2008

		Percent of Net Assets
	Value	June 30, 2008	December 31, 2007
US Government and Government Agency Securities	$106,680,718	50.3	39.1
Time Deposits	105,658,000	49.8	40.8
Repurchase Agreement	—	—	20.3
Other Assets Less Liabilities	(136,500)	(0.1)	(0.2)
Net Assets	$212,202,218	100.0	100.0

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees (if applicable), and other Fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2008 and held for the entire six-month period ended June 30, 2008.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning Account Value 1/1/08	Annualized Expense Ratio*	Ending Account Value 6/30/08	Expenses Paid During Period 1/1/08 to 6/30/08**	Ending Account Value 6/30/08	Expenses Paid During Period 1/1/08 to 6/30/08**
Class A	$1,000.00	0.90%	$1,008.20	$4.48	$1,020.39	$4.51
Class B	1,000.00	1.89	1,003.30	9.39	1,015.47	9.44
Class C	1,000.00	1.89	1,003.30	9.39	1,015.47	9.44
Class C2	1,000.00	1.73	1,004.40	8.60	1,016.26	8.65
Class I	1,000.00	0.58	1,009.90	2.89	1,021.98	2.91
Class R	1,000.00	1.15	1,007.00	5.72	1,019.14	5.76

*	Expenses of Class B, Class C (formerly Class D prior to May 17, 2008), Class C2 (formerly Class C prior to May 17, 2008), Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectuses for a description of each share class and its fees, expenses and sales charges. From March 25, 2008 to June 17, 2008, the Fund was reimbursed for certain class-specific expenses of Class B and Class C (formerly Class D prior to May 17, 2008) shares in order for these classes to declare dividends equal to an annual rate of 0.01%. Absent such reimbursements, the expense ratios and expenses paid for the period would have been higher.

**	Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2008 to June 30, 2008, multiplied by the average account value over the period, multiplied by 182/366 (number of days in the period).

Portfolio of Investments (unaudited)
June 30, 2008

	Annualized Yield on Purchase Date	Principal Amount	Value
US Government and Government Agency Securities 50.3%
US Treasury Bills:
1.195%, due 8/14/2008	1.22%	$9,985,700	$9,985,700
1.175%, due 8/21/2008	1.22	10,000,000	9,983,708
2.012%, due 9/18/2008	2.06	5,000,000	4,978,330
2.166%, due 12/4/2008	2.27	5,000,000	4,954,197
US Treasury Notes:
4.5%, due 2/15/2009	2.12	2,500,000	2,537,983
2.08%, due 4/15/2009	2.02	5,000,000	5,040,590
4.5%, due 4/30/2009	2.03	10,000,000	10,209,588
Federal Farm Credit Bank:ø
2.081%, 7/7/2008	2.16	10,000,000	9,996,533
2.051%, 7/7/2008	2.12	9,000,000	8,996,925
Federal Home Loan Bank:ø
2.086%, 7/2/2008	2.14	10,000,000	9,999,431
2.086%, 7/3/2008	2.12	10,000,000	9,998,861
Freddie Mac 2.065%, 7/2/2008ø	2.18	20,000,000	19,998,872
Total US Government and Government Agency Securities (Cost $106,680,718)			106,680,718
Time Deposits 49.8%
Bank of America 1.87%, 7/3/2008	1.90	10,597,000	10,597,000
Bank of Montreal 1.75%, 7/3/2008	1.78	10,597,000	10,597,000
Bank of Nova Scotia 2.1%, 7/7/2008	2.29	10,616,000	10,616,000
Barclays Bank, Grand Cayman, 2.25%, 7/7/2008	2.29	10,616,000	10,616,000
BNP Paribas, Grand Cayman, 2.4%, 7/2/2008	2.44	10,613,000	10,613,000
Citibank, Nassau, 2%, 7/2/2008	2.03	10,613,000	10,613,000
Dexia Bank, Grand Cayman, 1.75%, 7/1/2008	1.78	10,335,000	10,335,000
Rabobank Nederland, Grand Cayman, 2.1%, 7/3/2008	2.14	10,597,000	10,597,000
Royal Bank of Scotland 2.4%, 7/3/2008	2.44	10,597,000	10,597,000
Societe Generale, Grand Cayman, 2.4%, 7/1/2008	2.44	10,477,000	10,477,000
Total Time Deposits (Cost $105,658,000)			105,658,000
Total Investments 100.1% (Cost $212,338,718)			212,338,718
Other Assets Less Liabilities (0.1)%			(136,500)
Net Assets 100.0%			$212,202,218

ø Securities issued by these agencies are neither guaranteed nor issued by the United States Government.

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)
June 30, 2008

Assets:
Investments, at value
US Government and Government Agency securities (cost $106,680,718)		$106,680,718
Time deposits (cost $105,658,000)		105,658,000
Total investments (cost $212,338,718)		212,338,718
Cash (including restricted cash of $37,555)		38,091
Receivable for Capital Stock sold		674,815
Interest receivable		176,262
Investment in, and expenses prepaid to, shareholder service agent		19,216
Other		14,257
Total Assets		213,261,359
Liabilities:
Payable for Capital Stock repurchased		869,155
Management fee payable		71,794
Dividends payable		44,803
Distribution and service (12b-1) fees payable		23,876
Accrued expenses and other		49,513
Total Liabilities		1,059,141
Net Assets		$212,202,218
Composition of Net Assets:
Shares of Capital Stock, at par ($0.01 par value; 1,400,000,000 shares authorized; 212,178,182 shares outstanding):
Class A		$1,694,352
Class B		66,658
Class C (Note 1)		129,408
Class C2 (Note 1)		59,157
Class I		164,434
Class R		7,772
Additional paid-in capital		210,048,260
Undistributed net realized gain		32,177
Net Assets		$212,202,218
Net Asset Value Per Share:
Class A	($169,450,498 ÷ 169,435,203 shares)	$1.00
Class B	($6,669,087 ÷ 6,665,838 shares)	$1.00
Class C	($12,943,600 ÷ 12,940,810 shares) (Note 1)	$1.00
Class C2	($5,916,146 ÷ 5,915,740 shares) (Note 1)	$1.00
Class I	($16,445,610 ÷ 16,443,413 shares)	$1.00
Class R	($777,277 ÷ 777,178 shares)	$1.00

See Notes to Financial Statements.

Statement of Operations  (unaudited)
For the Six Months Ended June 30, 2008

Investment Income:
Interest	$2,571,893
Expenses:
Management fee	424,436
Shareholder account services	330,232
Distribution and service (12b-1) fees	133,991
Registration	46,887
Custody and related services	31,407
Auditing and legal fees	30,306
Shareholder reports and communications	10,609
Directors’ fees and expenses	7,873
Miscellaneous	10,847
Total Expenses	1,026,588
Reimbursement from Manager (Note 4)	(1,498)
Total Expenses After Reimbursement	1,025,090
Net Investment Income	1,546,803

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Operations:
Net investment income	$1,546,803	$7,379,554
Net realized gain on investments	—	32,177
Increase in Net Assets from Operations	1,546,803	7,411,731
Distributions to Shareholders:
Net investment income:
Class A	(1,297,732)	(5,986,951)
Class B	(24,821)	(249,832)
Class C (Note 1)	(43,865)	(394,523)
Class C2 (Note 1)	(28,325)	(135,047)
Class I	(147,896)	(583,957)
Class R	(4,164)	(29,244)
Decrease in Net Assets from Distributions	(1,546,803)	(7,379,554)
Capital Share Transactions:
Net proceeds from sales of shares	181,596,247	283,500,033
Investment of dividends	1,570,608	7,127,126
Exchanged from associated funds	32,058,372	57,066,271
Total	215,225,227	347,693,430
Cost of shares repurchased	(164,664,137)	(301,506,326)
Exchanged into associated funds	(11,460,165)	(34,720,562)
Total	(176,124,302)	(336,226,888)
Increase in Net Assets from Capital Share Transactions	39,100,925	11,466,542

Increase in Net Assets	39,100,925	11,498,719
Net Assets:
Beginning of period	173,101,293	161,602,574
End of Period	$212,202,218	$173,101,293

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization and Multiple Classes of Shares — Seligman Cash Management Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Fund offers the following six classes of shares, each of which may be acquired by investors at net asset value:

Class A shares are generally issued without any sales charges. Class A shares acquired by an exchange from another Seligman investment company originally purchased in an amount of $1,000,000 or more without an initial sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within 18 months of original purchase.

Class B shares are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C and Class C2 shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis. Class C shares and Class C2 shares acquired by an exchange from another Seligman mutual fund are subject to a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Board of Directors of the Fund approved the renaming of all of the Fund’s outstanding Class C shares to Class C2 shares, and then Class D shares to Class C shares. The renamings were implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Fund does not offer Class C2 and Class D shares. The renaming did not affect individual shareholder account values.

Class I shares are offered to certain institutional clients and other investors, as described in the Fund’s Class I shares prospectus. Class I shares are sold without any sales charges and are not subject to distribution or service (12b-1) fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on certain redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

Notes to Financial Statements (unaudited)

a.	Security Valuation — The Fund uses the amortized cost method for valuing its short-term securities. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and the maturity value of the issue over the period to maturity. Investments of certain other funds in the Seligman Group of Investment Companies purchased to offset the Fund’s liability for deferred director’s fees are valued at net asset values or, for closed-end funds, closing market prices.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (as described above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 — quoted prices in active markets for identical investments; Level 2 — other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining fair value) (Note 3). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

b.	Repurchase Agreements — The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

c.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Fund’s insurance policies.

d.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses, if any, are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2008, distribution and service (12b-1) fees, shareholder account services and registration expenses were class-specific expenses.

e.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. The cost of investments for federal income tax purposes is substantially the same as the cost for financial reporting purposes. Interest income, including the amortization of discount or premium, is recorded on an accrual basis.

f.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Net realized gains, if any, are paid annually and are recorded on the ex-dividend date.

g.	Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109,” requires the Fund to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon its review of tax positions, the Fund has

Notes to Financial Statements (unaudited)

determined that FIN 48 did not have a material impact on the Fund’s financial statements for the six months ended June 30, 2008.

3.	Fair Value Measurements — A summary of the value of the Fund’s investments as of June 30, 2008, based on the level of inputs used in accordance with SFAS 157 (Note 2a), is as follows:

Valuation Inputs	Value
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	212,338,718
Level 3 – Significant Unobservable Inputs	–
Total	$212,338,718

4.	Management Fee, Distribution Services, and Other Transactions — J. & W. Seligman & Co. Incorporated (the “Manager”) manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and paid monthly, equal to a per annum percentage of the Fund’s average daily net assets. The management fee rate is calculated on a sliding scale of 0.45% to 0.375% based on average daily net assets of all the investment companies managed by the Manager. The management fee for the six months ended June 30, 2008, was equivalent to an annual rate of 0.42% of the Fund’s average daily net assets. From time to time, the Manager has agreed to reimburse a portion of the class-specific expenses of certain share classes to declare dividends equal to selected minimum annual rates. For the period March 25, 2008 to June 17, 2008, the minimum annual dividend rate was 0.01%. As a result, for the six months ended June 30, 2008, the Manager reimbursed $1,498 for Class B and Class C (formerly Class D prior to May 17, 2008) shares.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with Seligman Advisors, Inc. (the “Distributor”) and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of Class A shares, attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor, and likewise the Fund, did not make payments under the Plan with respect to Class A shares during the six months ended June 30, 2008.

Under the Plan, with respect to Class B shares, Class C shares (formerly Class D shares prior to May 17, 2008), Class C2 shares (formerly Class C shares prior to May 17, 2008) issued in exchange from another Seligman mutual fund, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class C2, and Class R shares for which the organizations are responsible; and, for Class C, Class C2, and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

For the six months ended June 30, 2008, fees incurred under the Plan, equivalent to 1%, 1%, 0.83% and 0.25% per annum of the average daily net assets of Class B shares, Class C shares (formerly Class D shares prior to May 17, 2008), Class C2 shares (formerly Class C shares prior to May 17, 2008), and Class R shares, respectively, amounted to $38,386, $66,093, $28,710 and $802, respectively.

Notes to Financial Statements (unaudited)

The Distributor and Seligman Services, Inc., each an affiliate of the Manager, are eligible to receive distribution and service (12b-1) fees pursuant to the Plan. For the six months ended June 30, 2008, the Distributor and Seligman Services, Inc. received distribution and service (12b-1) fees of $3,659.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C (formerly Class D prior to May 17, 2008), Class C2 (formerly Class C prior to May 17, 2008), and Class R shares. For the six months ended June 30, 2008, such charges amounted to $8,879. The Distributor has sold its rights to third parties to collect any CDSC imposed on redemptions of Class B shares.

For the six months ended June 30, 2008, Seligman Data Corp., owned by the Fund and certain associated investment companies, charged the Fund at cost $330,232 for shareholder account services in accordance with a methodology approved by the Fund’s directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their relative net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the related Guaranties expire in September 2008 and January 2019, respectively. The obligation of the Fund to pay any amount due under the Guaranties is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of June 30, 2008, the Fund’s potential obligation under the Guaranties is $297,900. As of June 30, 2008, no event has occurred which would result in the Fund becoming liable to make any payment under the Guaranties. A portion of the rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

At June 30, 2008, the Fund’s investment in Seligman Data Corp. is recorded at a cost of $3,719.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses and the accumulated balance thereof at June 30, 2008 of $710 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

Notes to Financial Statements (unaudited)

5.	Capital Share Transactions — The Fund has authorized 1,400,000,000 shares of $0.01 par value Capital Stock. Transactions in shares of Capital Stock, each at a value of $1.00 per share, were as follows:

Class A	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Sales of shares	172,633,069	266,471,087
Investment of dividends	1,308,456	5,802,677
Exchanged from associated funds	20,373,182	37,488,483
Converted from Class B*	1,080,087	1,328,267
Total	195,394,794	311,090,514
Shares repurchased	(152,439,385)	(279,362,022)
Exchanged into associated funds	(6,428,978)	(23,052,704)
Total	(158,868,363)	(302,414,726)
Increase	36,526,431	8,675,788

Class B
Sales of shares	118,362	294,554
Investment of dividends	26,539	218,629
Exchanged from associated funds	3,465,965	8,180,622
Total	3,610,866	8,693,805
Shares repurchased	(1,504,343)	(3,817,233)
Exchanged into associated funds	(1,815,231)	(4,951,926)
Converted to Class A*	(1,080,039)	(1,327,981)
Total	(4,399,613)	(10,097,140)
Decrease	(788,747)	(1,403,335)

Class C (formerly Class D prior to May 17, 2008)
Sales of shares	3,340,420	4,705,646
Investment of dividends	48,031	374,084
Exchanged from associated funds	2,248,860	6,002,753
Total	5,637,311	11,082,483
Shares repurchased	(4,997,750)	(7,165,040)
Exchanged into associated funds	(1,339,163)	(3,124,387)
Total	(6,336,913)	(10,289,427)
Increase (decrease)	(699,602)	793,056

*	Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date. The amount of dividends accrued on Class B shares between the last dividend payment date and the conversion date is invested in Class A shares and is included in the conversion from Class B amount.

Notes to Financial Statements (unaudited)

Class C2 (formerly Class C prior to May 17, 2008)	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Sales of shares	314,004	768,447
Investment of dividends	27,914	122,569
Exchanged from associated funds	5,970,365	5,394,413
Total	6,312,283	6,285,429
Shares repurchased	(2,531,050)	(2,312,003)
Exchanged into associated funds	(1,876,488)	(3,591,545)
Total	(4,407,538)	(5,903,548)
Increase	1,904,745	381,881

Class I
Sales of shares	4,897,241	8,297,974
Investment of dividends	155,202	581,898
Total	5,052,443	8,879,872
Shares repurchased	(3,117,864)	(5,928,933)
Increase	1,934,579	2,950,939

Class R
Sales of shares	293,143	2,962,036
Investment of dividends	4,466	27,269
Total	297,609	2,989,305
Shares repurchased	(73,866)	(2,921,095)
Exchanged into associated funds	(305)	—
Total	(74,171)	(2,921,095)
Increase	223,438	68,210

6.	Other Matters — In late 2003, the Manager conducted an extensive internal review concerning mutual fund trading practices. The Manager’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by the Manager (the “Seligman Funds”); this arrangement was in the process of being closed down by the Manager before September 2003. The Manager identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, the Manager, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. The Manager also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor relating to frequent trading in the Seligman Funds. The Manager responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that the Manager had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Notes to Financial Statements (unaudited)

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against the Manager, the Distributor, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by the Manager is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by the Manager to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by the Manager and not by the Seligman Funds. If the NYAG obtains injunctive relief, the Manager and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies.

The Manager does not believe that the foregoing legal action or other possible actions will have a material adverse impact on the Manager or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

7.	Subsequent Events — On July 7, 2008, Ameriprise Financial, Inc. (“Ameriprise”) announced an agreement to acquire the Manager in a transaction that is likely to close in the fourth quarter of 2008. Under the 1940 Act, consummation of Ameriprise’s acquisition of the Manager will result in the Manager becoming a wholly-owned subsidiary of RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise, and a change of control of the Manager and an assignment and automatic termination of the Fund’s management agreement with the Manager. On July 29, 2008, the Fund’s Board approved a new advisory agreement with RiverSource, and a new administration agreement with Ameriprise. The new advisory agreement will be presented to the shareholders of the Fund for their approval.

Financial Highlights  (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends. Total returns do not reflect any sales charges or transaction costs on your investment or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

Class A
			Year Ended December 31,
	Six Months Ended 6/30/08		2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.008		0.040	0.039	0.022	0.004	0.002
Less Distributions:
Dividends from net investment income	(0.008)		(0.040)	(0.039)	(0.022)	(0.004)	(0.002)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.82%		4.09%	3.95%	2.20%	0.43%	0.19%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$169,450		$132,924	$124,223	$132,506	$143,464	$155,944
Ratio of expenses to average net assets	0.90	%†	0.86%	0.90%	0.86%	0.84%	0.85%
Ratio of net investment income to average net assets	1.63	%†	4.03%	3.86%	2.15%	0.40%	0.19%
Without expense reimbursement:‡
Ratio of expenses to average net assets						0.85%	0.86%
Ratio of net investment income to average net assets						0.39%	0.18%

See footnotes on page 18.

Financial Highlights  (unaudited)

Class B
			Year Ended December 31,
	Six Months Ended 6/30/08		2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.003		0.030	0.028	0.011	0.001	—**
Less Distributions:
Dividends from net investment income	(0.003)		(0.030)	(0.028)	(0.011)	(0.001)	—**
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.33%		3.00%	2.85%	1.11%	0.07%	0.03%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$6,669		$7,458	$8,860	$12,961	$21,214	$33,026
Ratio of expenses to average net assets	1.89	%†	1.86%	1.89%	1.85%	1.18%	1.02%
Ratio of net investment income to average net assets	0.64	%†	3.03%	2.86%	1.16%	0.07%	0.03%
Without expense reimbursement:‡
Ratio of expenses to average net assets	1.90	%†			1.86%	1.85%	1.86%
Ratio of net investment income (loss) to average net assets	0.63	%†			1.15%	(0.60)%	(0.81)%

Class C (formerly Class D prior to May 17, 2008)
			Year Ended December 31,
	Six Months Ended 6/30/08		2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.003		0.030	0.028	0.011	0.001	—**
Less Distributions:
Dividends from net investment income	(0.003)		(0.030)	(0.028)	(0.011)	(0.001)	—**
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.33%		3.00%	2.85%	1.11%	0.07%	0.03%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$12,944		$13,643	$12,848	$12,756	$13,574	$18,742
Ratio of expenses to average net assets	1.89	%†	1.86%	1.89%	1.85%	1.18%	1.02%
Ratio of net investment income to average net assets	0.64	%†	3.03%	2.86%	1.16%	0.07%	0.03%
Without expense reimbursement:‡
Ratio of expenses to average net assets	1.90	%†			1.86%	1.85%	1.86%
Ratio of net investment income (loss) to average net assets	0.63	%†			1.15%	(0.60)%	(0.81)%

See footnotes on page 18.

Financial Highlights  (unaudited)

Class C2 (formerly Class C prior to May 17, 2008)
			Year Ended December 31,
	Six Months Ended 6/30/08		2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.004		0.033	0.032	0.016	0.001	—**
Less Distributions:
Dividends from net investment income	(0.004)		(0.033)	(0.032)	(0.016)	(0.001)	—**
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.44%		3.32%	3.20%	1.56%	0.09%	0.03%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,916		$4,011	$3,629	$4,248	$4,693	$7,238
Ratio of expenses to average net assets	1.73	%†	1.60%	1.58%	1.44%	1.16%	1.02%
Ratio of net investment income to average net assets	0.80	%†	3.29%	3.19%	1.56%	0.09%	0.03%
Without expense reimbursement:‡
Ratio of expenses to average net assets						1.57%	1.67%
Ratio of net investment loss to average net assets						(0.32)%	(0.62)%

Class I
			Year Ended December 31,
	Six Months Ended 6/30/08		2007	2006	2005	2004	2003
Per Share Data:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.010		0.043	0.042	0.024	0.007	0.004
Less Distributions:
Dividends from net investment income	(0.010)		(0.043)	(0.042)	(0.024)	(0.007)	(0.004)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.99%		4.36%	4.23%	2.48%	0.69%	0.39%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$16,446		$14,511	$11,558	$13,242	$11,256	$9,558
Ratio of expenses to average net assets	0.58	%†	0.59%	0.60%	0.58%	0.57%	0.63%
Ratio of net investment income to average net assets	1.95	%†	4.30%	4.16%	2.43%	0.68%	0.41%

See footnotes on page 18.

Financial Highlights  (unaudited)

Class R
			Year Ended December 31,
	Six Months Ended 6/30/08		2007	2006	2005	2004	4/30/03* to 12/31/03
Per Share Data:
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.007		0.038	0.036	0.019	0.002	—**
Less Distributions:
Dividends from net investment income	(0.007)		(0.038)	(0.036)	(0.019)	(0.002)	—**
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.70%		3.83%	3.69%	1.94%	0.24%	0.02%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$777		$554	$486	$499	$2	$2
Ratio of expenses to average net assets	1.15	%†	1.11%	1.15%	1.11%	1.01%	0.98	%†
Ratio of net investment income to average net assets	1.38	%†	3.78%	3.61%	1.90%	0.24%	0.02	%†
Without expense reimbursement:‡
Ratio of expenses to average net assets						1.10%	1.31	%†
Ratio of net investment income (loss) to average net assets						0.15%	(0.35	)%†

*	Commencement of offering of shares.
**	Less than + or – $0.001.
‡
The Manager, at its discretion, reimbursed certain class-specific expenses of certain share classes to allow those classes to declare dividends equal to selected minimum annual rates. Absent such reimbursement, returns would have been lower.
†	Annualized.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

See Notes to Financial Statements.

Board of Directors

Maureen Fonseca 2, 3

- Head of School, The Masters School
- Trustee, New York State Association of Independent Schools and Greens Farms Academy
- Commissioner, Middle States Association

John R. Galvin 1, 3

- Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University
- Chairman Emeritus, American Council on Germany

John F. Maher 1, 3

- Retired President, Chief Executive Officer, and former Director, Great Western Financial Corporation and its principal subsidiary, Great Western Bank

Frank A. McPherson 2, 3

- Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation
- Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum, and Oklahoma City Museum of Art

Betsy S. Michel 2, 3

- Attorney
- Trustee, The Geraldine R. Dodge Foundation and Drew University

William C. Morris

- Chairman and Director, J. & W. Seligman & Co. Incorporated, Carbo Ceramics Inc., Seligman Advisors, Inc. and Seligman Services, Inc.
- Director, Seligman Data Corp.
- President and Chief Executive Officer, The Metropolitan Opera Association

Leroy C. Richie 1, 3

- Counsel, Lewis & Munday, P.C.
- Director, Vibration Control Technologies, LLC and OGE Energy Corp.
- Lead Outside Director, Digital Ally Inc. and Infinity, Inc.
- Director and Chairman, Highland Park Michigan Economic Development Corp.
- Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2, 3

- Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1, 3

- Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
- Director, CommScope, Inc.

Brian T. Zino

- Director and President, J. & W. Seligman & Co. Incorporated
- Chairman, Seligman Data Corp.
- Director, Seligman Advisors, Inc. and Seligman Services, Inc.
- Member of the Board of Governors, Investment Company Institute

Member: 1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris

Chairman

Brian T. Zino

President and Chief Executive Officer

Eleanor T.M. Hoagland

Vice President and Chief Compliance Officer

Francis L. Mustaro

Vice President

Thomas G. Rose

Vice President

Lawrence P. Vogel

Vice President and Treasurer

Paul B. Goucher

Secretary

19

Additional Fund Information

Fund Symbols Class A: SCMXX Class B: SCBXX Class C: SCCXX Class C2 :SMCXX Class R: SMRXX Manager J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017
General Distributor
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Mail Inquiries to:
P.O. Box 9759
Providence, RI 02940-9759

General Counsel
Sullivan & Cromwell LLP

Important Telephone Numbers
(800) 221-2450 Shareholder Services
(800) 445-1777 Retirement Plan Services
(212) 682-7600 Outside the United States
(800) 622-4597 24-Hour Automated
                          Telephone Access Service

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect  (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Fund’s prospectuses or statement of additional information.

[This Page Intentionally Left Blank.]

TXCM3    6/08

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.
(a)	Schedule I – Investments in securities of unaffiliated issuers.

Included in item 1 above.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CASH MANAGEMENT FUND, INC.

By:
/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 2, 2008

By:
/S/ LAWRENCE P.VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	September 2, 2008

SELIGMAN CASH MANAGEMENT FUND, INC.

EXHIBIT INDEX

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by

Rule 30a-2(b) of the Investment Company Act of 1940.